LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

14.	LEASES

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the years indicated are as follows:

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY
(As adjusted)
As of January 1, 2020	—	1,142	1,142
Addition	490	3,591	4,081
Depreciation charge	(82)	(1,581)	(1,663)
As of December 31, 2020	408	3,152	3,560

As of January 1, 2021 (As adjusted)	408	3,152	3,560
Addition	—	157	157
Depreciation charge	(163)	(1,203)	(1,366)

As of December 31, 2021	245	2,106	2,351
As of December 31, 2021 (US$)	39	331	370

There was no impairment loss on right-of-use assets for the years ended December 31, 2019, 2020 and 2021.

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY

(As adjusted)
As of January 1, 2020	—	1,238	1,238
Addition	490	3,591	4,081
Accretion of interest recognized during the year	12	68	80
Payments	—	(1,849)	(1,849)

As of December 31, 2020	502	3,048	3,550
Analyzed into:
Current portion	163	1,219	1,382
Non-current portion	339	1,829	2,168

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY

As of January 1, 2021(As adjusted)	502	3,048	3,550
Addition	—	102	102
Accretion of interest recognized during the year	17	133	150
Payments	(364)	(1,249)	(1,613)

As of December 31, 2021	155	2,034	2,189
Analyzed into:
Current portion	155	826	981
Non-current portion	—	1,208	1,208

As of December 31, 2021 (US$)	24	321	345
Current portion (US$)	24	130	154
Non-current portion (US$)	—	191	191

(c)	Lease-related expenses

The amounts recognized in profit or loss in relation to leases are as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Depreciation expense of right-of-use assets	1,816	1,663	1,366	215
Interest on lease liabilities	102	80	150	24
Expense relating to short-term leases	445	496	601	95

Total amounts recognized in profit or loss	2,363	2,239	2,117	334

(d)	The total cash outflow for leases is disclosed in Note 32(c) to the financial statements.